Net borrowings (Tables)	6 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of net borrowings

	31 December 2025	30 June 2025	31 December 2024
	$ million	$ million	$ million
Borrowings due within one year and bank overdrafts	(3,303)	(2,928)	(2,496)
Borrowings due after one year	(20,209)	(20,820)	(19,224)
Fair value of foreign currency forwards and swaps	492	557	309
Fair value of interest rate hedging instruments	(174)	(210)	(298)
Lease liabilities	(687)	(653)	(623)
	(23,881)	(24,054)	(22,332)
Cash and cash equivalents	2,209	2,200	1,656
	(21,672)	(21,854)	(20,676)